FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 30,333,369	R$ 30,243,784
Financial Liabilities	92,847,277	98,194,489
Total	62,513,908	67,950,705
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	87,555,567	90,299,961
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	4,036,414	3,288,897
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	75,205,937	79,628,629
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	5,996,145	5,893,194
Amortized cost | Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	2,170,267	405,952
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	4,055	919,073
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	142,749	164,216
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	5,291,710	7,894,528
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities	5,291,710	7,894,528
Dividends receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets		6,604
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	14,438,118	21,014,957
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	7,712,081	13,590,776
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	5,865,962	6,531,465
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	860,075	886,112
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,301	28,358
Fair value through other comprehensive income | Other investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	26,301	28,358
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	15,868,950	9,200,469
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	3,273,896	1,442,140
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Assets	R$ 12,595,054	R$ 7,758,329